Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Columbia Variable Portfolio – Disciplined Core Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 31,486	$ 24,976	$ 20,084	$ 24,709	$ 18,614	$ 16,312	$ 13,072	$ 13,560	$ 10,903	$ 10,089	$ 10,000
Columbia Variable Portfolio – Disciplined Core Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 30,705	24,421	19,681	24,280	18,337	16,107	12,940	13,459	10,849	10,062	10,000
Columbia Variable Portfolio – Disciplined Core Fund - Class 3
Account Value [Line Items]
Line Graph and Table Measure Name	Class 3
Account Value	$ 31,091	24,696	19,882	24,491	18,474	16,208	13,004	13,509	10,875	10,076	10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 34,254	$ 27,399	$ 21,696	$ 26,494	$ 20,585	$ 17,386	$ 13,223	$ 13,829	$ 11,351	$ 10,138	$ 10,000